MARKETABLE SECURITIES (Schedule of Marketable Securities) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Financial assets measured at fair value through profit or loss:
Corporate bonds and government treasury notes	$ 6,383	$ 18,541
Marketable securities	$ 6,383	$ 18,541